Expense Example - FidelityFlexConservativeIncomeMunicipalBondFund-PRO - FidelityFlexConservativeIncomeMunicipalBondFund-PRO - Fidelity Flex Conservative Income Municipal Bond Fund - Fidelity Flex Conservative Income Municipal Bond Fund
Mar. 01, 2023 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none